PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 3,139	$ 3,114
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	3,078	2,837
PERs acquired (divested) during the year	(6)	425
Other increase (decrease) during period	1	(87)
Cash payments	(39)	(21)
Settlement gains	(3)	(1)
Accretion	25	57
Environmental rehabilitation, ending balance	3,081	3,078
Current provisions	(131)	(156)
Provisions, noncurrent	2,950	2,922
Discontinued operations | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) during period	79	(75)
Cash payments	(67)	(72)
Settlement gains	(3)	(3)
Accretion	$ 16	$ 18